OTHER ASSETS	12 Months Ended
Dec. 31, 2025
Disclosure Of Detailed Information About Other Assets [abstract]
OTHER ASSETS	OTHER ASSETS

	Note	12.31.2025	12.31.2024
Taxes recoverable	10.1	164.3	154.0
Prepaid expenses		95.0	76.6
Other debtors		95.2	54.0
Costs to comply with contractual obligations		38.1	39.9
Court-mandated escrow deposits		38.3	32.5
Loans granted	(i)	87.0	—
Supplier Contractual Rights	(ii)	34.2	—
Dividends Receivable		21.5	—
Loan with a joint operation		25.3	23.8
Advances to employees		19.8	18.6
Guarantee deposits		22.9	12.8
Advances for services to be rendered		16.4	1.6
Collateralized accounts receivable		—	1.1
Other credits to related parties		—	1.1
Others		25.0	20.1
		683.0	436.1
Current		369.7	262.7
Non-current		313.3	173.4
(i) Refers to loans granted to specific customers and maturing in 2029. The amount is presented net of the expected credit loss of US$6.5 measured under the general approach, with the corresponding expense presented as a finance expense.
The Company sold with recourse a loan granted to a financial institution for cash proceeds. This financial assets has not been derecognized from the statement of financial position, because the Company retains substantially the risks and rewards, primarily credit risk.
(ii) Contractual rights recognized due to delays in deliveries by a certain supplier.
10.1Taxes recoverable

		12.31.2025	12.31.2024
Tax Credits - Court Decisions		46.8	50.6
ICMS (State Value-added Tax) and IPI (Excise Tax)		43.8	42.8
Income tax and social security on net income withheld		24.6	20.1
PIS (Social Integration Program) and COFINS (Contribution for Social Security)	(i)	30.0	14.0
Value added tax		9.8	13.4
Reintegra (Special regime for exporters)		0.2	6.0
Advance service tax (ISS- Service tax)		6.8	5.3
Others		2.3	1.8
		164.3	154.0
Current		104.4	87.6
Non-current		59.9	66.4
(i)The 2025 increase reflects mainly the recognition of US$12.0 in PIS and COFINS tax credits arising from services deemed essential and relevant that the Company received in prior periods.